Document and Entity Information	May 25, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001002517
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	NUANCE COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-27038
Entity Tax Identification Number	94-3156479
Entity Address, Address Line One	1 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	565-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NUAN
Entity Emerging Growth Company	false